Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Of Financial Assets And Liabilities Tables
Schedule of fair value of financial assets and liabilities
	As of December 31, 2017
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	21,717	21,717
Loan receivables	826,036	791,390
	847,753	813,107

Financial liabilities
Loan payable	231,810	226,370

	As of December 31, 2016
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	96,791	96,791
Loan receivables	712,770	675,341
	809,561	772,132

Financial liabilities
Loan payable	201,272	200,470